CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Selling and Marketing Expense [Member] USD ($)	Dec. 31, 2014 Selling and Marketing Expense [Member] CNY	Dec. 31, 2013 Selling and Marketing Expense [Member] CNY	Dec. 31, 2012 Selling and Marketing Expense [Member] CNY	Dec. 31, 2014 General and Administrative Expense [Member] USD ($)	Dec. 31, 2014 General and Administrative Expense [Member] CNY	Dec. 31, 2013 General and Administrative Expense [Member] CNY	Dec. 31, 2012 General and Administrative Expense [Member] CNY	Dec. 31, 2014 Research and Development Expense [Member] USD ($)	Dec. 31, 2014 Research and Development Expense [Member] CNY	Dec. 31, 2013 Research and Development Expense [Member] CNY	Dec. 31, 2012 Research and Development Expense [Member] CNY
NET REVENUES
- Educational program and services	$ 66,402	411,998	536,511	675,174
- Software products				66,886
Total net revenues	66,402	411,998	536,511	742,060
COST OF REVENUES
- Educational program and services	(44,167)	(274,036)	(361,573)	(465,022)
- Software products				(12,177)
Total cost of revenues	(44,167)	(274,036)	(361,573)	(477,199)
GROSS PROFIT	22,235	137,962	174,938	264,861
OPERATING EXPENSES
Selling and marketing	(12,954)	(80,377)	(151,480)	(321,418)
General and administrative	(81,963)	(508,544)	(471,915)	(632,603)
Research and development	(1,976)	(12,259)	(19,545)	(31,842)
Impairment loss	(47,155)	(292,577)	(84,246)	(761,996)
Total operating expenses	(144,048)	(893,757)	(727,186)	(1,747,859)
OPERATING LOSS	(121,813)	(755,795)	(552,248)	(1,482,998)
OTHER INCOME (EXPENSE)
Interest expenses, net	(19,630)	(121,794)	(13,673)	(10,293)
Loss from extinguishment of debt	(23,193)	(143,901)
Foreign exchange loss, net	(93)	(580)	(109)	(1,229)
Other income (loss), net	(1,449)	(8,989)	(8,150)	4,783
Gain on disposal of subsidiary	1,193	7,403
Total other expenses	(43,172)	(267,861)	(21,932)	(6,739)
LOSS BEFORE INCOME TAX, NON-CONTROLLING INTERESTS, AND DISCONTINUED OPERATIONS	(164,985)	(1,023,656)	(574,180)	(1,489,737)
Income tax (expense) benefit	(183)	(1,135)	10,424	(10,893)
LOSS FROM CONTINUING OPERATIONS	(165,168)	(1,024,791)	(563,756)	(1,500,630)
Loss from and on sale of discontinued operations, net of income tax	(9,310)	(57,764)	(346,449)	(172,885)
NET LOSS	(174,478)	(1,082,555)	(910,205)	(1,673,515)
Less: Net loss attributable to non-controlling interests from continuing operations	(1,006)	(6,244)	(4,606)	(57,448)
Less: Net income attributable to non-controlling interests from discontinued operations	81	502	1,219	5,099
NET LOSS ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	(173,553)	(1,076,813)	(906,818)	(1,621,166)
COMPREHENSIVE LOSS
NET LOSS	(174,478)	(1,082,555)	(910,205)	(1,673,515)
Foreign translation adjustments	1,956	12,137	1,239	4,401
TOTAL COMPREHENSIVE LOSS	(172,522)	(1,070,418)	(908,966)	(1,669,114)
Net loss from continuing operations per share - basic and diluted (in CNY and dollars per share)	$ (0.39)	(2.44)	(3.41)	(9.91)
Net loss from discontinued operations per share - basic and diluted (in CNY and dollars per share)	$ (0.02)	(0.14)	(2.12)	(1.22)
Weighted average shares used in calculating basic and diluted net loss per share (in shares)	417,841,426	417,841,426	163,942,809	145,659,940
Share-based compensation expense included in:
Share-based compensation expense	$ 25,362	157,365	76,595	95,177	$ 56	351	2,658	6,286	$ 25,283	156,870	73,108	88,019	$ 23	144	829	872